Fresh Start Reporting - Net Adjustments to Cash (Parenthetical) (Detail) - Reorganization Adjustments [Member] - Successor $ in Millions	Oct. 03, 2016 USD ($)
Payment to TCEH unsecured creditors [Member]
Fresh-Start Adjustment [Line Items]
Escrow deposit	$ 73
Legal Fees Professional Fees and Other Cost [Member]
Fresh-Start Adjustment [Line Items]
Escrow deposit	$ 52